Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 10,605,326	$ 3,936,504	$ 1,218,319
Current year addition	363,984	7,076,539	2,919,231
Foreign currency translation adjustments	(276,004)	(407,717)	(201,046)
Balance at end of the year	$ 10,693,306	$ 10,605,326	$ 3,936,504